RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	14. RELATED-PARTY TRANSACTIONS See Note 11 for disclosure of related partners’ capital and mezzanine capital issuances.	15. RELATED-PARTY TRANSACTIONS See Note 12 for disclosure of related partners’ capital and mezzanine capital issuances.